Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	$ 127,546	$ 137,430
Gross amounts offset on the consolidated balance sheet	(3,280)	(26,873)
Net amounts	124,266	110,557
Financial instruments	(25,999)	(16,585)
Securities collateral received	(86,587)	(84,919)
Net amounts	11,680	9,053
Amounts not subject to enforecable netting agreements	3,308	5,295
Net amounts presented on the consolidated balance sheet	127,574	115,852
Gross amounts of recognized financial liabilities	132,669	128,155
Gross amounts offset on the consolidated balance sheet	(3,280)	(26,873)
Net amounts	129,389	101,282
Financial instruments	(25,999)	(16,585)
Securities collateral pledged	(91,245)	(79,515)
Net amounts	12,145	5,182
Amounts not subject to enforecable netting agreements	4,975	5,162
Net amounts presented on the consolidated balance sheet	134,364	106,444
Derivative liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	47,369	49,607
Gross amounts offset on the consolidated balance sheet	(4)	(22,668)
Net amounts	47,365	26,939
Financial instruments	(25,999)	(16,585)
Securities collateral pledged	(12,910)	(6,617)
Net amounts	8,456	3,737
Amounts not subject to enforecable netting agreements	4,975	5,162
Net amounts presented on the consolidated balance sheet	52,340	32,101
Cash Collateral On Securities Lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	4,853	2,463
Net amounts	4,853	2,463
Securities collateral pledged	(4,730)	(2,331)
Net amounts	123	132
Net amounts presented on the consolidated balance sheet	4,853	2,463
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	80,447	76,085
Gross amounts offset on the consolidated balance sheet	(3,276)	(4,205)
Net amounts	77,171	71,880
Securities collateral pledged	(73,605)	(70,567)
Net amounts	3,566	1,313
Net amounts presented on the consolidated balance sheet	77,171	71,880
Derivative Assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	39,731	53,285
Gross amounts offset on the consolidated balance sheet	(4)	(22,668)
Net amounts	39,727	30,617
Financial instruments	(25,999)	(16,585)
Securities collateral received	(5,974)	(6,375)
Net amounts	7,754	7,657
Amounts not subject to enforecable netting agreements	3,308	5,295
Net amounts presented on the consolidated balance sheet	43,035	35,912
Cash Collateral Securities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	15,326	12,368
Net amounts	15,326	12,368
Securities collateral received	(14,893)	(12,121)
Net amounts	433	247
Net amounts presented on the consolidated balance sheet	15,326	12,368
Securities Purchased Under Resale Agreements [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	72,489	71,777
Gross amounts offset on the consolidated balance sheet	(3,276)	(4,205)
Net amounts	69,213	67,572
Securities collateral received	(65,720)	(66,423)
Net amounts	3,493	1,149
Net amounts presented on the consolidated balance sheet	$ 69,213	$ 67,572